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Pacific Dynamix - Moderate Growth Portfolio
Pacific Dynamix – Moderate Growth Portfolio
SUPPLEMENT DATED MARCH 20, 2023 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2022 FOR CLASS D, CLASS I and CLASS P SHARES Disclosure Changes to the Fund Summaries section

Pacific Dynamix – Moderate Growth Portfolio – In the Principal Risks from Holdings in Pacific Dynamix Underlying Funds subsection, Mid-Capitalization Companies Risk is deleted and Financial Sector Risk and Industrial Sector Risk are added after Geographic Focus Risk:

●     Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

●    Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies.